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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ];  Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avalon Advisors, L.P.
Address: 717 Texas Avenue, Suite 3000
         Houston, Texas  77002

Form 13F File Number:  028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen J. O'Keefe
Title:  Co-Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:



      /s/ Stephen J. O'Keefe           Houston, Texas          August 8, 2005
             [Signature]                [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        76

Form 13F Information Table Value Total:  $714,565 (thousands)



List of Other Included Managers:

None

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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                          TITLE OF                 VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                            CLASS       CUSIP      [x$1000]   PRN AMT   PRN CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                            COM     002824100    17564    358367    SH          SOLE                  358367
ALLSTATE CORP                          COM     020002101    23663    396036    SH          SOLE                  396036
ALTRIA GROUP INC                       COM     02209s103    31223    482879    SH          SOLE                  482879
AMEGY BANCORP INC COM                  COM     02343r102      650     29050    SH          SOLE                   29050
AMER EXPRESS COMPANY                   COM     025816109      938     17631    SH          SOLE                   17631
ANHEUSER BUSCH COS INC                 COM     035229103      732     16009    SH          SOLE                   16009
APACHE CORP                            COM     037411105     9413    145708    SH          SOLE                  145708
APPLE COMPUTER INC                     COM     037833100    24740    672105    SH          SOLE                  672105
BANK OF AMERICA CORP                   COM     060505104    28579    626595    SH          SOLE                  626595
BANK OF N Y CO INC                     COM     064057102      229      7947    SH          SOLE                    7947
BOK FINCL CORP NEW                     COM     05561q201      477     10348    SH          SOLE                   10348
BP PLC SPON ADR                        COM     055622104     1991     31913    SH          SOLE                   31913
BURLINGTON RES INC                     COM     122014103      249      4515    SH          SOLE                    4515
CAPCO ENERGY INC COM NEW               COM     13916p209       19    110000    SH          SOLE                  110000
CATERPILLAR INC                        COM     149123101     7610     79844    SH          SOLE                   79844
CHEVRONTEXACO CORP                     COM     166764100     9967    178239    SH          SOLE                  178239
CISCO SYS INC                          COM     17275r102     9629    504662    SH          SOLE                  504662
CIT GROUP INC NEW                      COM     125581108     9295    216310    SH          SOLE                  216310
CITIGROUP INC                          COM     172967101    16920    365991    SH          SOLE                  365991
COCA COLA CMN                          COM     191216100     7504    179730    SH          SOLE                  179730
CONOCOPHILLIPS                         COM     20825c104     1126     19582    SH          SOLE                   19582
COSTCO WHOLESALE CORP NEW              COM     22160k105     9283    207528    SH          SOLE                  207528
CR BARD INC NEW JERSEY                 COM     067383109    14783    222262    SH          SOLE                  222262
CVS CORP                               COM     126650100    16515    568097    SH          SOLE                  568097
DELL INC                               COM     24702r101      340      8607    SH          SOLE                    8607
DIRECTV GROUP INC                      COM     25459l106     2988    192761    SH          SOLE                  192761

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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                          TITLE OF                 VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                            CLASS       CUSIP      [x$1000]   PRN AMT   PRN CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
DISNEY (WALT) CO CMN                   COM     254687106      240      9519    SH          SOLE                    9519
DOW CHEMICAL CO                        COM     260543103      464     10418    SH          SOLE                   10418
DU PONT EI DE NEMOURS & CO             COM     263534109     8199    190622    SH          SOLE                  190622
ELI LILLY & CO                         COM     532457108    14002    251334    SH          SOLE                  251334
EMERSON ELEC CO                        COM     291011104      357      5700    SH          SOLE                    5700
EXXON MOBIL CORP                       COM     30231g102    39432    686136    SH          SOLE                  686136
FANNIE MAE (USA) COM NPV               COM     313586109      212      3633    SH          SOLE                    3633
GENERAL ELECTRIC CO                    COM     369604103    19099    551204    SH          SOLE                  551204
GILLETTE CO                            COM     375766102    13642    269450    SH          SOLE                  269450
HJ HEINZ CO                            COM     423074103     5947    167886    SH          SOLE                  167886
HOME DEPOT INC                         COM     437076102     6540    168130    SH          SOLE                  168130
HSBC HOLDINGS PLC SPONS ADRSPO         COM     404280406      263      3300    SH          SOLE                    3300
INGERSOLL RAND CO LTD                  COM     g4776g101     6468     90656    SH          SOLE                   90656
INTEL CORP                             COM     458140100     2195     84348    SH          SOLE                   84348
INTL BUSINESS MACHINES CORP            COM     459200101      396      5338    SH          SOLE                    5338
ISOLAGEN INC COM                       COM     46488n103       49     12030    SH          SOLE                   12030
JOHNSON & JOHNSON                      COM     478160104    21858    336280    SH          SOLE                  336280
JP MORGAN CHASE & CO                   COM     46625h100      802     22715    SH          SOLE                   22715
KELLOGG CO                             COM     487836108    12759    287105    SH          SOLE                  287105
LEHMAN BROTHERS HOLDINGS INC           COM     524908100      531      5351    SH          SOLE                    5351
MCGRAW-HILL COMPANIES                  COM     580645109     1516     34254    SH          SOLE                   34254
MELLON FINANCIAL CORP                  COM     58551a108      349     12160    SH          SOLE                   12160
MERCK & CO INC                         COM     589331107      299      9704    SH          SOLE                    9704
MICROSOFT CORP                         COM     594918104    14262    574148    SH          SOLE                  574148
NESTLE S A REP RG SH ADR               COM     641069406     1111     17400    SH          SOLE                   17400
PEPSICO INC                            COM     713448108    18868    349866    SH          SOLE                  349866
PFIZER INC                             COM     717081103    14472    524730    SH          SOLE                  524730
PHELPS DODGE CORP                      COM     717265102     9332    100882    SH          SOLE                  100882
PROCTER & GAMBLE CO                    COM     742718109    13982    265071    SH          SOLE                  265071
ROYAL DUTCH PETROLEUM CO ***           COM     780257804     1065     16404    SH          SOLE                   16404
SCHERING PLOUGH CORP                   COM     806605101     6612    346896    SH          SOLE                  346896
SPRINT CORP                            COM     852061100     7594    302678    SH          SOLE                  302678

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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                          TITLE OF                 VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                            CLASS       CUSIP      [x$1000]   PRN AMT   PRN CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                            COM     855030102      460     21594    SH          SOLE                   21594
T ROWE PRICE GROUP INC                 COM     74144t108    17473    279124    SH          SOLE                  279124
TALISMAN ENERGY INC ***                COM     87425e103    19936    530642    SH          SOLE                  530642
TARGET CORP                            COM     87612e106    25539    469389    SH          SOLE                  469389
TEPPCO PARTNERS L P UT LTD PAR         COM     872384102      207      5000    SH          SOLE                    5000
TEXAS INSTRUMENTS INC                  COM     882508104     8808    313771    SH          SOLE                  313771
TIME WARNER INC                        COM     887317105    14679    878436    SH          SOLE                  878436
TORO CO                                COM     891092108     6811    176394    SH          SOLE                  176394
UNITED PARCEL SERVICE CL B             COM     911312106    13675    197731    SH          SOLE                  197731
UNITED TECHNOLOGIES CORP               COM     913017109    14504    282462    SH          SOLE                  282462
US STEEL CORP NEW                      COM     912909108     7108    206814    SH          SOLE                  206814
VALERO ENERGY CORP-NEW                 COM     91913y100    36722    464192    SH          SOLE                  464192
WACHOVIA CORP 2ND NEW                  COM     929903102    13866    279547    SH          SOLE                  279547
WAL-MART STORES INC                    COM     931142103     1771     36738    SH          SOLE                   36738
WALGREEN CO                            COM     931422109     2032     44175    SH          SOLE                   44175
WYETH                                  COM     983024100     6675    150003    SH          SOLE                  150003
XTO ENERGY INC                         COM     98385x106    19796    582403    SH          SOLE                  582403
ZIONS BANCORP                          COM     989701107    15162    206200    SH          SOLE                  206200